Consolidated Statements of Shareholders' Equity	CNY (¥) shares	USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Treasury shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated other comprehensive income [Member] USD ($)	(Accumulated deficit) Retained earnings [Member] CNY (¥)	(Accumulated deficit) Retained earnings [Member] USD ($)	Total Cango Inc.'s (Deficit) Equity [Member] CNY (¥)	Total Cango Inc.'s (Deficit) Equity [Member] USD ($)	Non-controlling interest [Member] CNY (¥)
Balance, Beginning at Dec. 31, 2018	¥ 5,255,366,828		¥ 204,260			¥ 4,444,078,463		¥ 109,452,996		¥ 698,036,438		¥ 5,251,772,157		¥ 3,594,671
Balance, Share Beginning at Dec. 31, 2018 | shares			302,809,892	302,809,892
Adjustments due to the adoption of ASC 606	17,585,853									17,585,853		17,585,853
Repurchase of ordinary shares	¥ (20,638,881)											(20,638,881)
Repurchase of ordinary shares, shares | shares			(863,112)	(863,112)	(20,638,881)
Exercise of share options, shares | shares	0	0
Retirement of ordinary shares | shares			(1)	(1)
Liquidation of subsidiaries' equity from non-controlling interest holders	¥ (574,212)													(574,212)
Stock-based compensation (note 18)	82,265,991					82,265,991						82,265,991
Net income (loss)	404,858,740									390,913,892		390,913,892		13,944,848
Other comprehensive income (loss)	9,977,742							9,977,742				9,977,742
Dividends to Shareholders	(257,181,770)									(254,027,215)		(254,027,215)		(3,154,555)
Balance, Ending at Dec. 31, 2019	5,491,660,291		¥ 204,260			4,526,344,454		119,430,738		852,508,968		5,477,849,539		13,810,752
Balance, Share Ending at Dec. 31, 2019 | shares			301,946,779	301,946,779	(20,638,881)
Purchase of subsidiaries' equity from non-controlling interest holders	(24,144,000)					(6,898,467)						(6,898,467)		(17,245,533)
Repurchase of ordinary shares	(49,219,318)											(49,219,318)
Repurchase of ordinary shares, shares | shares			(2,797,032)	(2,797,032)	(49,219,318)
Exercise of share options	¥ 6,693,716					(6,745,258)						6,693,716
Exercise of share options, shares | shares	600,014	600,014	600,014	600,014	13,438,974
Retirement of ordinary shares | shares			(1)	(1)
Liquidation of subsidiaries' equity from non-controlling interest holders	¥ (467,433)													(467,433)
Stock-based compensation (note 18)	78,754,828					78,754,828						78,754,828
Net income (loss)	3,373,420,061									3,369,517,847		3,369,517,847		¥ 3,902,214
Other comprehensive income (loss)	(234,817,165)							(234,817,165)				(234,817,165)
Dividends to Shareholders	(266,671,843)									(266,671,843)		(266,671,843)
Balance, Ending at Dec. 31, 2020	8,375,209,137		¥ 204,260		¥ (56,419,225)	4,591,455,557		(115,386,427)		3,955,354,972		8,375,209,137
Balance, Share Ending at Dec. 31, 2020 | shares			299,749,760	299,749,760
Repurchase of ordinary shares	(444,401,172)											(444,401,172)
Repurchase of ordinary shares, shares | shares			(21,001,856)	(21,001,856)	(444,401,172)
Exercise of share options	¥ 8,236,613					(7,320,571)						8,236,613
Exercise of share options, shares | shares	737,228	737,228	737,228	737,228	15,557,184
Stock-based compensation (note 18)	¥ 87,634,835					87,634,835						87,634,835
Net income (loss)	(8,544,352)	$ (1,340,794)								(8,544,352)		(8,544,352)
Other comprehensive income (loss)	(72,130,683)							(72,130,683)				(72,130,683)
Dividends to Shareholders	(955,437,557)									(955,437,557)		(955,437,557)
Balance, Ending at Dec. 31, 2021	¥ 6,990,566,821	$ 1,096,972,480	¥ 204,260	$ 32,053	¥ (485,263,213)	¥ 4,671,769,821	$ 733,102,630	¥ (187,517,110)	$ (29,425,526)	¥ 2,991,373,063	$ 469,411,710	¥ 6,990,566,821	$ 1,096,972,480
Balance, Share Ending at Dec. 31, 2021 | shares			279,485,132	279,485,132	(76,148,387)